UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   December 31, 2011
                                                 -------------------------------

Check here if Amendment                          [ ] Amendment Number: ____
This Amendment (Check only one.):                [ ] is a restatement
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chou Associates Management Inc.
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Address:   110 Sheppard Avenue East
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           Suite 301, Box 18
           --------------------------------------
           Toronto ON  M2N 6Y8
           --------------------------------------

Form 13F File Number:      028-12878
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francis S.M. Chou
           --------------------------------------
Title:     CEO
           --------------------------------------
Phone:     (416) 214-0675
           --------------------------------------

Signature, Place, and Date of Signing:

     /s/ Francis S.M. Chou            Toronto, ON          February 14, 2012
-------------------------------     ---------------       -------------------
          (Signature)                (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                          ---------------
Form 13F Information Table Entry Total:         33
                                          ---------------
Form 13F Information Table Value Total:       353,475     (thousands)
                                          ---------------


List of Other Included Managers:

                           FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER               TITLE          CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
ABITIBIBOWATER INC            COM NEW           003687209    38,686  2,658,821 SH           SOLE              2,658,821      0     0
BANK OF AMERICA CORPORATION   W EXP 01/16/201   060505146    18,080  8,950,400 SH           SOLE              8,950,400      0     0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108    34,427        300 SH           SOLE                    300      0     0
BP PLC                        SPONSORED ADR     055622104       427     10,000 SH           SOLE                 10,000      0     0
CHINA YUCHAI INTL LTD         COM               G21082105       352     25,537 SH           SOLE                 25,537      0     0
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11    17133Q502     4,396    132,088 SH           SOLE                132,088      0     0
CITIGROUP INC                 COM NEW           172967424    10,787    410,000 SH           SOLE                410,000      0     0
COMPUCREDIT HLDGS CORP        NOTE 5.875%11/3   20478NAD2     5,392 13,150,000 PRN          SOLE             13,150,000      0     0
FLAGSTONE REINSURANCE HOLDIN  COM               L3466T104    12,435  1,500,000 SH           SOLE              1,500,000      0     0
GAP INC DEL                   COM               364760108     6,965    375,490 SH           SOLE                375,490      0     0
GOLDMAN SACHS GROUP INC       COM               38141G104    14,921    165,000 SH           SOLE                165,000      0     0
JPMORGAN CHASE & CO           W EXP 10/28/201   46634E114    10,875  1,279,423 SH           SOLE              1,279,423      0     0
LEVEL 3 COMMUNICATIONS INC    NOTE 15.000% 1/1  52729NBM1    34,586 30,250,000 PRN          SOLE             30,250,000      0     0
LEVEL 3 COMMUNICATIONS INC    NOTE 6.500%10/0   52729NBR0     1,776  1,470,000 PRN          SOLE              1,470,000      0     0
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0     5,326  9,900,000 PRN          SOLE              9,900,000      0     0
MEDIA GEN INC                 CL A              584404107     3,578    879,182 SH           SOLE                879,182      0     0
NOKIA CORP                    SPONSORED ADR     654902204       145     30,000 SH           SOLE                 30,000      0     0
OFFICE DEPOT INC              COM               676220106     5,049  2,348,501 SH           SOLE              2,348,501      0     0
OVERSTOCK COM INC DEL         COM               690370101    18,112  2,310,209 SH           SOLE              2,310,209      0     0
PRIMUS TELECOMMUNICATIONS GR  COM               741929301     5,710    451,022 SH           SOLE                451,022      0     0
QIAO XING MOBILE COMM CO LTD  SHS               G73031109     1,581  1,584,397 SH           SOLE              1,584,397      0     0
RADIOSHACK CORP               COM               750438103    12,565  1,294,071 SH           SOLE              1,294,071      0     0
RYANAIR HLDGS PLC             SPONSORED ADR     783513104       752     27,000 SH           SOLE                 27,000      0     0
SANOFI                        SPONSORED ADR     80105N105    14,981    410,000 SH           SOLE                410,000      0     0
SEARS HLDGS CORP              COM               812350106    18,550    583,700 SH           SOLE                583,700      0     0
SK TELECOM LTD                SPONSORED ADR     78440P108     2,314    170,000 SH           SOLE                170,000      0     0
SPRINT NEXTEL CORP            COM SER 1         852061100    14,328  6,123,200 SH           SOLE              6,123,200      0     0
SYMETRA FINL CORP             COM               87151Q106     1,578    174,000 SH           SOLE                174,000      0     0
UTSTARCOM HOLDINGS CORP       USD ORD SHS       G9310A106     1,721  1,247,051 SH           SOLE              1,247,051      0     0
VALEANT PHARMACEUTICALS INTL  COM               91911K102     5,901    126,377 SH           SOLE                126,377      0     0
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209       280     10,000 SH           SOLE                 10,000      0     0
WATSON PHARMACEUTICALS INC    COM               942683103    38,340    635,400 SH           SOLE                635,400      0     0
WELLS FARGO & CO NEW          W EXP 10/28/201   949746119     8,559    997,500 SH           SOLE                997,500      0     0